Taxes on Income (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Corporate tax rate	34.00%
Tax rate on income of beneficiary enterprises	15.00%
Net carry forward tax loss	$ 60,000
Operating loss carryforward expiration date	Dec. 31, 2031
2017 [Member]
Corporate tax rate	24.00%
2018 [Member]
Corporate tax rate	23.00%
Israel Tax Authority [Member]
Net carry forward tax loss	$ 33,000
Israel Tax Authority [Member] | Minimum [Member]
Corporate tax rate	25.00%
Revised tax rate on income of preferred enterprises	10.00%
Israel Tax Authority [Member] | Minimum [Member] | Economic Efficiency Law [Member]
Corporate tax rate	23.00%
Israel Tax Authority [Member] | Maximum [Member]
Corporate tax rate	26.50%
Revised tax rate on income of preferred enterprises	25.00%
Israel Tax Authority [Member] | Maximum [Member] | Economic Efficiency Law [Member]
Corporate tax rate	25.00%
Germany [Member] | Corporate Tax [Member]
Corporate tax rate	15.825%
Corporate trade tax rate	17.15%
UK [Member]
Corporate tax rate	20.00%